Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Anghami Cayman [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation		Cayman
Principal activities		Music streaming
Anghami Technologies Ltd [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation		UAE
Principal activities		Music streaming
Spotlight Recreational Services LLC [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation		UAE
Principal activities		Live events
Anghami FZ LLC [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation		UAE
Principal activities		Music streaming
Digimusic SAL Offshore [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	94.00%	94.00%
Country of Incorporation		Lebanon
Principal activities		Music streaming
Anghami KSA [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation		Saudi Arabia
Principal activities		Music streaming
Anghami for Digital Content [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation		Egypt
Principal activities		Music streaming